Income Taxes - Amounts recognised in consolidated income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax
Net deferred tax assets	€ 10,327	€ 17,359
Current taxes:
Current tax expense	(14,132)	(12,309)	€ (12,804)
Adjustment for prior years	156	(4,095)	739
Total current taxes	(13,976)	(16,404)	(12,065)	[1]
Deferred taxes:
Tax loss carry forwards	(10,862)	(5,140)	(10,319)
Temporary differences	3,140	74	2,822
Total deferred taxes	(7,722)	(5,066)	(7,497)	[1]
Total taxes	€ (21,698)	€ (21,470)	(19,562)	[1]
Impact of applying IFRIC agenda decision on IAS 19
Tax
Net deferred tax assets			€ (558)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”